Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Payables [Abstract]
Accrued expenses	$ 217,196	$ 14,214
Provision for construction completion cost	128,750	46,178
Liabilities to employees and other liabilities for salaries	28,546	15,340
Government institutions	8,808	13,845
Payables in respect of purchase transaction	3,946	11,829
Interest payable in respect of debentures	8,465	4,321
Interest payable in respect of loans	8,957	1,830
Others	1,073	268
Other payables	$ 405,741	$ 107,825